Derivative Instruments	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
Interest rate swaps

The Company uses derivatives in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

In February 2016, in connection with the Company’s new long-term debt facility, the Company entered into a total of nine new interest rate swaps. Four of the interest rate swaps are scheduled to commence and terminate in October 2016 and December 2020, respectively, and have notional amounts of $50.0 million each with fixed rates of 1.462%. The remaining five interest rate swaps commenced in the first quarter of 2016 and are scheduled to terminate in January 2021, of which one swap has a notional amount of $75.0 million, one swap has a notional amount of $50.0 million, and three swaps have notional amounts of $25.0 million each with fixed rates of 1.549%, 1.155% and 1.549%, respectively.

The following summarizes the Company’s interest rate swap positions as at June 30, 2016:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset (Liability)	Remaining Term	Fixed Interest Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap	LIBOR	200,000	(891)	0.3	2.61
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	200,000	(2,788)	4.2	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	(4,220)	4.5	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	(526)	4.5	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of June 30, 2016, ranged from 0.30% to 2.00%.

(2)	Scheduled to commence in October 2016.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A– or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.
Stock purchase warrant
The Company has a stock purchase warrant entitling it to purchase up to 750,000 shares of common stock of TIL at a fixed price of $10 per share. Alternatively, if the shares of TIL’s common stock trade on a national securities exchange or over-the-counter market denominated in Norwegian Kroner, the Company may also exercise the stock purchase warrant at 61.67 Norwegian Kroner (or NOK) per share. The stock purchase warrant expires on January 23, 2019. For purposes of vesting, the stock purchase warrant is divided into four equally sized tranches. If the shares of TIL’s common stock trade on a national securities exchange or over-the-counter market denominated in Norwegian Kroner, each tranche will vest and become exercisable when and if the fair market value of a share of the TIL common stock equals or exceeds 77.08 NOK, 92.50 NOK, 107.91 NOK and 123.33 NOK, respectively, for such tranche for any ten consecutive trading days, subject to certain trading value requirements. As at June 30, 2016, the first two tranches have vested.

Time-charter swap
Effective June 1, 2016, the Company entered into a time-charter swap agreement for 55% of two Aframax equivalent vessels. Under such agreement, the Company will receive $27,776 per day, less a 1.25% brokerage commission, and pay 55% of the net revenue distribution of two Aframax equivalent vessels employed in the Company’s Aframax revenue sharing pooling arrangement, less $500 per day, for a period of 11 months plus an additional two months at the counterparty’s option. The purpose of the agreement is to reduce the Company’s exposure to spot tanker market rate variability for certain of its vessels that are employed in the Aframax revenue sharing pooling arrangement. The Company has not designated, for accounting purposes, the time-charter swap as a cash flow hedge.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at June 30, 2016
Interest rate swaps	—	—	(1,182)	(3,248)	(5,177)
Stock purchase warrant	—	916	—	—	—
Time-charter swap	1,345	—	(707)	—	—
	1,345	916	(1,889)	(3,248)	(5,177)

As at December 31, 2015
Interest rate swaps	—	—	(2,359)	(6,330)	(4,208)
Stock purchase warrant	—	5,164	—	—	—
Time-charter swap	—	—	—	—	—
	—	5,164	(2,359)	(6,330)	(4,208)

Realized and unrealized (losses) gains relating to interest rate swaps, stock purchase warrant and the time-charter swap are recognized in earnings and reported in realized and unrealized (loss) gain on derivative instruments in the Company’s consolidated statements of income as follows:

	Three Months Ended June 30,			Three Months Ended June 30,
	2016			2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swaps	(1,276)	(1,808)	(3,084)	(2,452)	2,066	(386)
Stock purchase warrant	—	(2,137)	(2,137)	—	909	909
Time-charter swap	126	1,345	1,471	—	—	—
	(1,150)	(2,600)	(3,750)	(2,452)	2,975	523

	Six Months Ended June 30,			Six Months Ended June 30,
	2016			2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swaps	(10,868)	2,114	(8,754)	(4,916)	2,983	(1,933)
Stock purchase warrant	—	(4,248)	(4,248)	—	869	869
Time-charter swap	126	1,345	1,471	—	—	—
	(10,742)	(789)	(11,531)	(4,916)	3,852	(1,064)